Subsidiary undertakings, joint ventures and associates	12 Months Ended
Mar. 31, 2020
Interests In Other Entities [Abstract]
Subsidiary undertakings, joint ventures and associates
Investments in joint ventures and associates

Investments in joint ventures and associates represent businesses we do not control but over which we exercise joint control or significant influence. They are accounted for using the equity method. A joint venture is an arrangement established to engage in economic activity, which the Group jointly controls with other parties and has rights to the net assets of the arrangement. An associate is an entity which is neither a subsidiary nor a joint venture, but over which the Group has significant influence.

	2020			2019
	Associates £m	Joint ventures £m	Total £m	Associates £m	Joint ventures £m	Total £m
Share of net assets at 1 April	291	317	608	1,807	361	2,168
Exchange adjustments	20	12	32	17	(6)	11
Additions	16	156	172	58	85	143
Capitalisation of shareholder loan to Nemo Link Limited	—	176	176	—	—	—
Impairment charge against investment in Quadgas	—	—	—	(43)	—	(43)
Transfer of interest in Quadgas to assets held for sale	—	—	—	(1,625)	—	(1,625)
Share of post-tax results for the year	40	47	87	67	11	78
Share of other comprehensive income of associates, net of tax	1	—	1	37	—	37
Dividends received	(41)	(34)	(75)	(38)	(30)	(68)
Other movements¹	14	(20)	(6)	11	(104)	(93)
Share of net assets at 31 March	341	654	995	291	317	608

1.	Other movements on joint ventures relate to reducing the carrying value of the investment in St William Homes LLP to reflect deferred income we expect to recognise over the next 10 years.
A list of joint ventures and associates including the name and proportion of ownership is provided in note 34. Transactions with and outstanding balances with joint ventures and associates are shown in note 31. The joint ventures and associates have no significant contingent liabilities to which the Group is exposed, and the Group has no significant contingent liabilities in relation to its interests in the joint ventures and associates. The Group has capital commitments of £240 million (2019: £18 million) in relation to joint ventures.
16. Investments in joint ventures and associates continued
At 31 March 2020, the Group had three material joint ventures, being its 50% equity stakes in BritNed and Nemo Link Limited (Nemo) and its 51% stake in Emerald Energy Venture LLC (Emerald). The Group has one material associate, being its 26.25% investment in Millennium Pipeline Company LLC. BritNed is a joint venture with the Dutch transmission system operator, TenneT, and operates the subsea electricity link between Great Britain and the Netherlands, commissioned in 2011. Nemo is a joint venture with the Belgian transmission operator, Elia, and is a subsea electricity interconnector between the UK and Belgium, which became operational on 31 January 2019. BritNed and Nemo have reporting periods ending on 31 December with monthly management reporting information provided to National Grid. Emerald is a joint venture with Washington State Investment Board and builds and operates wind and solar assets. Emerald was acquired on 11 July 2019. Millennium Pipeline Company LLC is an associate that owns a natural gas pipeline from southern New York to the Lower Hudson Valley. Summarised financial information as at 31 March, together with the carrying amount of the investments, is as follows:

	BritNed Development Limited		Millennium Pipeline Company LLC		Nemo Link Limited		Emerald Energy Venture LLC
	2020	2019	2020	2019	2020	2019	2020
	£m	£m	£m	£m	£m	£m	£m
Statement of financial position
Non-current assets	399	370	971	937	582	537	435
Cash and cash equivalents	54	59	33	35	26	47	66
All other current assets	4	2	26	22	5	3	6
Non-current liabilities	(45)	(11)	(315)	(326)	(29)	2	(232)
Current liabilities	(16)	(28)	(43)	(84)	(10)	(375)	(2)
Net assets	396	392	672	584	574	214	273
Group’s ownership interest in joint venture/associate	198	196	176	153	287	107	139
Group adjustment: elimination of profits on sales to joint venture	—	—	—	—	—	—	(10)
Carrying amount of the Group’s investment	198	196	176	153	287	107	129

	BritNed Development Limited		Millennium Pipeline Company LLC		Nemo Link Limited		Emerald Energy Venture LLC
	2020	2019	2020	2019	2020	2019	2020
	£m	£m	£m	£m	£m	£m	£m
Income statement
Revenue	80	87	206	166	45	12	19
Depreciation and amortisation	(14)	(13)	(46)	(34)	(23)	(4)	(7)
Other costs	(10)	(10)	(20)	(24)	(8)	(4)	(10)
Operating profit	56	64	140	108	14	4	2
Net interest expense	—	—	(22)	(11)	—	—	(3)
Profit before tax	56	64	118	97	14	4	(1)
Income tax expense	(10)	(10)	—	—	(2)	—	—
Profit for the year	46	54	118	97	12	4	(1)
Group’s share of profit/(loss)	23	27	31	25	6	2	(1)
Group adjustment: Tax charge	—	—	(9)	—	—	—	—
Group’s share of post-tax results for the year	23	27	22	25	6	2	(1)
Subsidiary undertakings, joint ventures and associates

While we present consolidated results in these financial statements as if we were one company, our legal structure is such that there are a number of different operating and holding companies that contribute to the overall result. This structure has evolved through acquisitions as well as regulatory requirements to have certain activities within separate legal entities.

Subsidiary undertakings
A list of the Group’s subsidiaries as at 31 March 2020 is given below. The entire share capital of subsidiaries is held within the Group except where the Group’s ownership percentages are shown. These percentages give the Group’s ultimate interest and therefore allow for the situation where subsidiaries are owned by partly owned intermediate subsidiaries. Where subsidiaries have different classes of shares, this is largely for historical reasons, and the effective percentage holdings given represent both the Group’s voting rights and equity holding. Shares in National Grid (US) Holdings Limited, National Grid Holdings One plc and NGG Finance plc are held directly by National Grid plc. All other holdings in subsidiaries are owned by other subsidiaries within the Group. All subsidiaries are consolidated in the Group’s financial statements.
Principal Group companies are identified in bold. These companies are incorporated and principally operate in the countries under which they are shown.
Incorporated in England and Wales
Registered office: 1 – 3 Strand, London WC2N 5EH, UK (unless stated otherwise in footnotes).

Beegas Nominees Limited
Birch Sites Limited
Carbon Sentinel Limited
Droylsden Metering Services Limited
Gridcom Limited
Icelink Interconnector Limited
Landranch Limited
Lattice Group Employee Benefit Trust Limited
Lattice Group Limited
Lattice Group Trustees Limited
Natgrid Limited
NatGrid One Limited
NatgridTW1 Limited
National Grid Belgium Limited[1]*
National Grid Blue Power Limited[1]*
National Grid Carbon Limited
National Grid Commercial Holdings Limited
National Grid Distributed Energy Limited
National Grid Electricity Group Trustee Limited
National Grid Electricity System Operator Limited
National Grid Electricity Transmission plc
National Grid Energy Metering Limited
National Grid Four Limited[1]*
National Grid Fourteen Limited[1]*
National Grid Gas Holdings Limited
National Grid Gas plc
National Grid Grain LNG Limited
National Grid Holdings Limited
National Grid Holdings One plc
National Grid IFA 2 Limited
National Grid Interconnector Holdings Limited
National Grid Interconnectors Limited
National Grid International Limited
National Grid Metering Limited
National Grid North Sea Link Limited
National Grid Offshore Limited (previously NG Shetland Link Limited)
National Grid Partners Limited

National Grid Plus Limited (previously National Grid Offshore Limited)
National Grid Property Holdings Limited
National Grid Seventeen Limited[1]*
National Grid Smart Limited
National Grid Ten
National Grid Thirty Five Limited[1]*
National Grid Thirty Six Limited
National Grid Twelve Limited
National Grid Twenty Eight Limited
National Grid Twenty-Five Limited[1]*
National Grid Twenty Seven Limited
National Grid Twenty Three Limited
National Grid UK Limited
National Grid UK Pension Services Limited
National Grid (US) Holdings Limited
National Grid (US) Investments 2 Limited
National Grid (US) Investments 4 Limited
National Grid (US) Partner 1 Limited
National Grid Ventures Limited
National Grid Viking Link Limited
National Grid William Limited
NG Nominees Limited
NGC Employee Shares Trustee Limited
NGG Finance plc
Ngrid Intellectual Property Limited
NGT Telecom No. 1 Limited[1]*
NGT Two Limited
Port Greenwich Limited
Stargas Nominees Limited
Supergrid Electricity Limited
Supergrid Energy Transmission Limited
Supergrid Limited
Thamesport Interchange Limited
The National Grid Group Quest Trustee Company Limited
The National Grid YouPlan Trustee Limited
Transco Limited
Warwick Technology Park Management Company (No 2) Limited (60.56%)[2]

1.	Registered office: c/o KPMG, 15 Canada Square, London E14 5GL, UK

2.	Registered office: Shire Hall, PO Box 9, Warwick CV34 4RL, UK

*	In liquidation.

34. Subsidiary undertakings, joint ventures and associates continued
Subsidiary undertakings continued

Incorporated in the US
Registered office: National Registered Agents, Inc., 1209 Orange Street, Wilmington, DE 19801, USA (unless stated otherwise in footnotes).

Alden Solar, LLC
Altona Solar, LLC
Apple River Solar, LLC
Apple Solar, LLC
Arapahoe Solar, LLC
Argenta Solar, LLC
Armenia Solar, LLC
Artemisia Solar, LLC[1]
Ashland Solar, LLC
Athens Solar, LLC
Audubon Wind Farm, LLC
Banner Solar, LLC
Bee Hollow Solar, LLC
Benevolent Solar, LLC
Blaze Solar, LLC
Blue Ridge Wind, LLC
Blues Solar, LLC
Blue Stone Solar Energy, LLC
Bluewater Solar, LLC
Boone Solar, LLC
Boston Gas Company[2]
Brewster Solar, LLC
Brilliance Solar, LLC
British Transco Capital Inc.[3]
British Transco Finance, Inc.[3]
Brock Solar, LLC
Broken Bridge Corp.[4]
Brook Trout Solar, LLC
Brookside Solar, LLC
Burlington Solar, LLC
Burr Ridge Wind, LLC
Cage Ranch Solar, LLC
Cage Ranch Solar II, LLC
Cage Ranch Solar III, LLC
Caldwell Solar, LLC
Caldwell Solar II, LLC
Canby Solar, LLC
Cattle Ridge Wind Farm 2, LLC
Cepheus Community Solar Gardens LLC[1]
Claddagh Solar, LLC[1]
Clear Creek Solar, LLC
Clermont Solar, LLC
Clinton County Solar, LLC
Commonwealth Solar, LLC
Conestoga Wind, LLC
Copperhead Solar, LLC
Crocker Wind Farm 2, LLC
Cygnus Community Solar Garden, LLC[1]
Daybreak Solar, LLC
Deer Trail Solar, LLC
Dekalb Solar, LLC
Desoto Solar, LLC
Dodson Creek Solar, LLC
Dorado Community Solar Gardens, LLC[1]
Dorsey Road Solar, LLC
East Galesburg Solar, LLC
East Macomb Solar, LLC
Eastern Hemlock Solar, LLC
Elba Solar, LLC
Elburn Solar, LLC
Eldena Solar, LLC
Elk Creek Solar, LLC
Elk Creek Solar 2, LLC
Empire Solar, LLC
EUA Energy Investment Corporation[2]
Falls City Solar, LLC
Firstview Wind Farm, LLC
Franklin Solar, LLC
Front Range Wind Farm, LLC
Fulton Solar, LLC
Galesburg Solar, LLC
Genesee Solar Energy, LLC
Geronimo Energy LLC
Geronimo E Wind LLC[5]
Geronimo Solar Energy, LLC[1]
Geronimo Stutsman Wind Farm, LLC
Geronimo White Pine Solar, LLC
Gladiolus Solar, LLC[1]
Glenwood Solar, LLC
Glen Rock Solar, LLC
Golden Solar, LLC
Goldendale Solar, LLC
Goldfinch Solar, LLC
Granite State Power Link LLC[3]
Grant Solar, LLC
Grant Solar 2, LLC
Grayson Solar, LLC
Greenbrier Creek Solar, LLC
Greentown Solar, LLC
Greenwood Solar, LLC
Grid NY, LLC[6]
Grindstone Wind Farm, LLC[7]
Hale Solar, LLC
Hampton Solar, LLC
Handley Road Solar, LLC
Hardeman County Solar, LLC
Harmony Solar ND, LLC
Harmony Solar ND 2, LLC
Harrington Solar, LLC
Hartley Solar, LLC
Hearth Solar, LLC
Henderson Solar, LLC
Heyworth Solar, LLC
Honeybee Solar, LLC
Hoosier Solar, LLC[1]
Hyacinth Solar, LLC[1]
Illumination Solar, LLC
Innovation Solar, LLC
Irwin Solar, LLC
Itasca Energy Development, LLC[8]
Itasca Energy Services, LLC
Jack Rabbit Wind, LLC
Jackson County Solar, LLC
Jantz Solar, LLC
Junction Solar, LLC
Kankakee Solar, LLC
Keslinger Solar, LLC
KeySpan CI Midstream Limited[3]
KeySpan Energy Corporation[6]
KeySpan Energy Services Inc.[3]
KeySpan Gas East Corporation[6]
KeySpan International Corporation[3]
KeySpan MHK, Inc.[3]
KeySpan Midstream Inc.[3]
KeySpan Plumbing Solutions, Inc.[6]
Kindle Solar, LLC
KSI Contracting, LLC[3]
KSI Electrical, LLC[3]
KSI Mechanical, LLC[3]
Lake Iris Solar, LLC
Lakeside Solar, LLC
Lamdin Solar, LLC
Lamplight Solar, LLC
Land Management & Development, Inc.[6]
Landwest, Inc.[6]
Lansing Solar, LLC
Lawrence Solar, LLC
Leola Wind Farm, LLC
Lilac Solar, LLC[1]
Lindy Solar, LLC
Lockport Solar, LLC
Lordsburg Solar, LLC
Lydia Solar, LLC
Madden Creek Solar, LLC
Marigold Community Solar Garden, LLC[1]
Massachusetts Electric Company[2]
Maverick Wind Farm, LLC
Mazon Solar, LLC
McFadden Solar, LLC
Merton Solar, LLC
Metro Energy, LLC[6]
Metrowest Realty LLC[3]
Miller Creek Solar, LLC
Morning Glory Solar, LLC[1]
Mottville Solar, LLC
Mountain Laurel Solar, LLC
Mustang Ridge Wind Farm, LLC
Mystic Steamship Corporation[3]
Nantucket Electric Company[2]
National Grid Algonquin LLC[3]
National Grid Connect Inc.[3]
National Grid Development Holdings Corp.[3]
National Grid Electric Services, LLC[6]
National Grid Energy Management, LLC[3]
National Grid Energy Services LLC[3]
National Grid Energy Trading Services LLC[6]
National Grid Engineering & Survey Inc.[6]
National Grid Generation LLC[6]
National Grid Generation Ventures LLC[6]
National Grid Glenwood Energy Center, LLC[3]
National Grid IGTS Corp.[6]
National Grid Insurance USA Ltd[6]
National Grid Islander East Pipeline LLC[3]
National Grid LNG GP LLC[3]
34. Subsidiary undertakings, joint ventures and associates continued
Subsidiary undertakings continued

Incorporated in the US continued

National Grid LNG LLC[3]
National Grid LNG LP LLC[3]
National Grid Millennium LLC[3]
National Grid NE Holdings 2 LLC[2]
National Grid North America Inc.[3]
National Grid North East Ventures Inc.[3]
National Grid Partners Inc.[6]
National Grid Partners LLC[3]
National Grid Port Jefferson Energy Center LLC[3]
National Grid Services Inc.[3]
National Grid Transmission Services Corporation[2]
National Grid US 6 LLC[3]
National Grid US LLC[3]
National Grid USA[3]
National Grid USA Service Company, Inc.[2]
Nees Energy, Inc.[2]
New Bremen Solar, LLC
New England Electric Transmission Corporation[4]
New England Energy Incorporated[2]
New England Hydro Finance Company, Inc. (53.704%)[2]
New England Hydro-Transmission Corporation (53.704%)[4]
New England Hydro-Transmission Electric Company Inc. (53.704%)[2]
New England Power Company[2]
Newport America Corporation[9]
NGNE LLC[3]
NGV Emerald Acquisition Co. LLC[3]
NGV Emerald Energy Venture Holdings LLC[3]
NGV Emerald Holdings LLC[3]
NGV US Distributed Energy Inc.[3] (previously National Grid Green Homes Inc.)
NGV US Transmission Inc.[3] (previously Grid America Holdings Inc.)
Niagara Falls Solar, LLC
Niagara Mohawk Energy, Inc.[3]
Niagara Mohawk Holdings, Inc.[6]
Niagara Mohawk Power Corporation[6]
Niobrara Wind, LLC
NM Properties, Inc.[6]
Nordic Vos, LLC
North Adair Solar, LLC
Northeast Renewable Link LLC[3]
North East Transmission Co., Inc.[3]
North Fork Wind, LLC
North Rock Solar, LLC
North Wonder Lake Solar, LLC
Onton Solar, LLC
Opinac North America, Inc.[3]
Oreana Solar, LLC
Patriotic Solar, LLC
Pennington Solar, LLC
Peony Solar, LLC
Perseus Community Solar Garden, LLC[1]
Philadelphia Coke Co., Inc.[3]
Piper Solar, LLC
Pipestone Solar, LLC
Pleasant Plains Solar, LLC
Plum Creek Wind Farm, LLC
Plum Creek Wind Farm 2, LLC
Polaris Community Solar Garden, LLC[1]
Port of the Islands North, LLC[6]
Prairie Oasis Solar, LLC
Prairie Rose Wind 2, LLC[1]
Prairie Wolf Solar, LLC
Prosperity Wind Farm, LLC
Prosperity Wind Farm 2, LLC
Radiance Solar, LLC[1]
Red Rock Solar SD, LLC
Regal Solar, LLC
Regulus Community Solar Gardens, LLC[1]

Rising Solar, LLC
River North Solar, LLC
River Run Solar, LLC
Riverside Solar, LLC
Rochester Solar, LLC[1]
Rock Falls Solar, LLC
Rock Ridge Wind Farm, LLC
Ross County Solar, LLC
Royal Solar, LLC
Royal Solar 2, LLC
Royerton Solar, LLC
Saginaw Bay Solar, LLC
Sandstone Creek Solar, LLC
Sandstone Creek Solar 2, LLC
Sawmill Wind Farm, LLC
Silver City Solar, LLC
Scorpius Community Solar Garden, LLC[1]
Serenity Solar, LLC[1]
Sheas Lake Solar, LLC
Sherco Solar, LLC[1]
Silver Lake Solar, LLC
Sirius Community Solar Gardens, LLC[1]
Snowdrop Solar, LLC[1]
Somerset Solar, LLC
South Belleville Solar, LLC
South Macomb Solar, LLC
Spotlight Solar, LLC
Spring Brook Solar, LLC
Springfield Solar Farm, LLC
Springfield Wind Farm, LLC[1]
Springville Solar, LLC
St. Thomas Solar, LLC
Stockton Solar, LLC
Stony Brook Wind, LLC
Stove Creek Solar, LLC
Sturgis Solar, LLC
Sugar Maple Solar, LLC
Summit Lake Solar, LLC
Sunbeam Solar, LLC
Sunray Solar, LLC
Sunrise Solar, LLC
Sycamore Creek Solar, LLC
The Brooklyn Union Gas Company[6]
The Narragansett Electric Company[9]
Tilton Solar, LLC
Torchlight Solar, LLC[1]
Transgas, Inc.[2]
Uintah Solar, LLC
Upper Hudson Development Inc.[6]
Valley Appliance and Merchandising Company[9]
Vermont Green Line Devco, LLC[3] (90%)
Vibrant Solar, LLC
Virgo Community Solar Gardens, LLC[1]
Virtue Solar, LLC
Vivid Solar, LLC
Vulpecula Community Solar Garden, LLC[1]
Wayfinder Group, Inc.[2]
Wheatfield Solar, LLC
Wild Springs Solar, LLC[1]
Wildcat Ridge Wind Farm, LLC
Wilder Junction Wind Farm, LLC
Wildhorse Creek Solar, LLC
Willard Solar, LLC
Wiregrass Solar, LLC
Wonder Lake Solar, LLC
Woodlands Solar, LLC
Yellowbud Solar, LLC

34. Subsidiary undertakings, joint ventures and associates continued
Subsidiary undertakings continued

Incorporated in Australia
Registered office: Level 7, 330 Collins Street, Melbourne, VIC 3000, Australia
National Grid Australia Pty Limited

Incorporated in Canada
Registered office: Stewart McKelvey Stirling Scales, c/o Charles Reagh, 1959 Upper Water Street, Suite 900, Halifax Nova Scotia, B3J 2N2, Canada
KeySpan Energy Development Co.

Incorporated in Hong Kong
Registered office: Level 54, Hopewell Centre, 183 Queen's Road East, Hong Kong
National Grid Hong Kong Limited (previously HK NewCo 2019 Limited)

Incorporated in the Isle of Man
Registered office: Third Floor, St George’s Court, Upper Church Street, Douglas, IM1 1EE, Isle of Man, UK
National Grid Insurance Company (Isle of Man) Limited
NGT Holding Company (Isle of Man) Limited*

Incorporated in Jersey
Registered office: 44 Esplanade, St Helier, Jersey JE4 9WG, UK
National Grid Jersey Investments Limited**
NG Jersey Limited**
Incorporated in Luxembourg
Registered office: 412F, Route d'Esch, L-2086, Luxembourg, Grand Duchy of Luxembourg
National Grid Luxembourg Sarl (previously 21 June Sarl)

Incorporated in the Netherlands
Registered office: Westblaak 89, 3012 KG Rotterdam, PO Box 21153,
3001 AD, Rotterdam, Netherlands
British Transco International Finance B.V.
Registered office: Prins Bernhardplein 200, 1097 JB, Amsterdam, Netherlands
National Grid Holdings B.V.*

Incorporated in the Republic of Ireland
Registered office: c/o Moore Stephens Nathans, Third Floor, Ulysses House, 23/24 Foley Street, Dublin 1, D01 W2T2, Ireland
National Grid Company (Ireland) Designated Activity Company (previously National Grid Insurance Company (Ireland) Designated Activity Company)*

1.	Registered office: c/o Geronimo Energy LLC, 8400 Normandale Lake Bvld. Suite 1200, Bloomington, MN 55437, USA.

2.	Registered office: Corporation Service Company, 84 State Street, Boston MA 02109, USA.

3.	Registered office: Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, USA.

4.	Registered office: Lawyers Incorporating Service, 10 Ferry Street, Suite 313, Concord NH 03301, USA.

5.	Registered office: National Registered Agents, Inc., 301 S. Bedford St. Suite 1 Madison, WI 53703, USA.

6.	Registered office: Corporation Service Company, 80 State Street, Albany NY 12207-2543, USA.

7.	Registered office: National Registered Agents, Inc., 30600 Telegraph Road, Suite2345, Bingham Farms, MI 48025-5720, USA.

8.	Registered office: 10710 Town Square Drive NE, Suite 201 Minneapolis, MN 55449, USA.

9.	Registered office: Corporation Service Company, 222 Jefferson Boulevard, Suite 200, Warwick RI 02888, USA.

*	In liquidation.

**	Entered liquidation 29 April 2020.

34. Subsidiary undertakings, joint ventures and associates continued
Joint ventures
A list of the Group’s joint ventures as at 31 March 2020 is given below. All joint ventures are included in the Group’s financial statements using the equity method of accounting. Principal joint ventures are identified in bold.
Incorporated in England and Wales
Registered office: 1–3 Strand, London WC2N 5EH, UK (unless stated otherwise in footnotes).
BritNed Development Limited (50%)*
Joint Radio Company Limited (50%)[1]**
Nemo Link Limited (50%)
NGET/SPT Upgrades Limited (50%)†
St William Homes LLP (50%)[2]

Incorporated in the US
Registered office: Corporation Service Company, 251 Little Falls Drive, Wilmington, DE 19808, USA (unless stated otherwise in footnotes).
Clean Energy Generation, LLC (50%)
Emerald Energy Venture LLC (51%)
Goldendale Energy Storage LLC (50%)
Island Park Energy Center, LLC (50%)
Islander East Pipeline Company, LLC (50%)[3]
LI Energy Storage System, LLC (50%)
LI Solar Generation, LLC (50%)
Swan Lake North Holdings LLC (50%)

Incorporated in France
Registered office: 1 Terrasse Bellini, Tour Initiale, TSA 41000 – 9291, Paris La Defense, CEDEX, France
IFA2 SAS (50%)

Associates
A list of the Group’s associates as at 31 March 2020 is given below. Unless otherwise stated, all associates are included in the Group’s financial statements using the equity method of accounting. Principal associates are identified in bold.
Incorporated in the US
Registered office: Corporation Service Company, 251 Little Falls Drive, Wilmington, DE 19808, USA (unless stated otherwise in footnotes).
Clean Line Energy Partners LLC (32%)[3]
Connecticut Yankee Atomic Power Company (19.5%)[4]
Direct Global Power, Inc. (26%)[3]
Energy Impact Fund LP (9.42%)[5]
Greeneru, Inc. (21.6%)[3]
KHB Venture LLC (33%)[6]
Maine Yankee Atomic Power Company (24%)[7]
Millennium Pipeline Company, LLC (26.25%)[3]
New York Transco LLC (28.3%)[8]
Nysearch RMLD, LLC (22.63%)
Sunrun Neptune Investor 2016 LLC[3]***
Yankee Atomic Electric Company (34.5%)[9]

Incorporated in Belgium
Registered office: Avenue de Cortenbergh 71, 1000 Brussels, Belgium
Coreso SA (15.84%)

Other investments
A list of the Group’s other investments as at 31 March 2020 is given below.
Incorporated in England and Wales
Registered office: 1 More London Place, London SE1 2AF, UK
Energis plc (33.06%)‡

1.	Registered office: Friars House, Manor House Drive, Coventry CV1 2TE, UK.

2.	Registered office: Berkeley House, 19 Portsmouth Road, Cobham, Surrey KT11 1JG, UK.

3.	Registered office: Corporation Trust Company, 1209 Orange, Wilmington DE 19808, New Castle County, USA.

4.	Registered office: Carla Pizzella, 362 Injun Hollow Road, East Hampton CT 06424, USA.

5.	Registered office: Harvard Business Services, Inc., 16192 Coastal Highway, Lewes DE 19958, Sussex County, USA.

6.	Registered office: De Maximus Inc., 135 Beaver Street, 4th Floor, Waltham MA 02452, USA.

7.	Registered office: Joseph D Fay, 321 Old Ferry Road, Wiscasset ME 04578, USA.

8.	Registered office: Corporation Service Company, 80 State Street, Albany NY 12207, USA.

9.	Registered office: Karen Sucharzewski, 49 Yankee Road, Rowe MA 01367, USA.

*	National Grid Interconnector Holdings Limited owns 284,500,000 €0.20 C Ordinary shares and one £1.00 Ordinary A share.

**	National Grid Gas plc owns all £1.00 A Ordinary shares.

***	NGV US Distributed Energy Inc. owns 1,000 Class A Membership Interests.

†	National Grid Electricity Transmission plc owns 50 £1.00 A Ordinary shares.

‡	In administration.

Our interests and activities are held or operated through the subsidiaries, joint arrangements or associates as disclosed above. These interests and activities (and their branches) are established in – and subject to the laws and regulations of – these jurisdictions.